091-02300

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

07082546

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

FTSE Developed Small Cap ex-North America Index

RECEIVED
2007 NOV 19 AM 4:04
SEC / TMR

5. If Underlying Instrument is an Index, State Whether it is *Broad-Based* or *Narrow-Based*:

Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

IFSM

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

Athens Exchange, Australian Securities Exchange, Continuous Market (Sistema de Interconexión Bursátil Español (SIBE)), Copenhagen Stock Exchange (OMX Nordic Exchange), Dublin Stock Exchange, Euronext Amsterdam, Euronext Brussels, Euronext Lisbon, Euronext Paris, Helsinki Stock Exchange (OMX Nordic Exchange), Hong Kong Stock Exchange, JASDAQ, London Stock Exchange, Milan Stock Exchange (Borsa Italiana), New Zealand Stock Exchange, Osaka Stock Exchange, Oslo Bors (Oslo Stock Exchange), Singapore Exchange Limited, Stockholm Stock Exchange (OMX Nordic Exchange), SWX Swiss Exchange, Tokyo Stock Exchange, Virt-x Exchange Limited, Wiener Borse, Xetra

PROCESSED
DEC 10 2007
THOMSON FINANCIAL

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Mary Yeager

Title:

Corporate Secretary

Telephone Number:

(212) 656-2062

Manual Signature of Official Responsible for Form:

Mary Yeager

November 16, 2007

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	NOV 19 2007

Mary Yeager
Corporate Secretary

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2062
fax: 212.656.3939
myeager@nyse.com

NYSE Arca

Via Overnight Mail

November 16, 2007

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Market Regulation
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

RECEIVED
2007 NOV 19 AM 4:04
SEC / MR

Re: **Form 19b-4(e) – iShares, Inc. and iShares Trust**

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following security:

- iShares Trust, iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund (Ticker Symbol IFGL);
- iShares Trust, iShares FTSE EPRA/NAREIT Europe Index Fund (Ticker Symbol IFEU);
- iShares Trust, iShares FTSE EPRA/NAREIT Asia Index Fund (Ticker Symbol IFAS);
- iShares Trust, iShares FTSE EPRA/NAREIT North America Index Fund (Ticker Symbol IFNA);
- iShares Trust, iShares FTSE Development Small Cap ex-North America Index (Ticker Symbol IFSM);
- iShares Trust, iShares S&P Asia 50 Index Fund (Ticker Symbol AIA);
- iShares, Inc., iShares MSCI BRIC Index Fund (Ticker Symbol BKF); and
- iShares, Inc., iShares MSCI Chile Index Fund (Ticker Symbol ECH).

If you have any questions, please do not hesitate to call me at (212) 656-2062.

Sincerely,

Enclosures

Cc: Tim Malinowski (NYSE Euronext)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(c)
Public Availability:	NOV 19 2007

END